COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2013 were as follows:

Year ending December 31,
2014	1,518,977
2015	1,668,913
2016	1,669,649
2017	1,656,520
2018	1,604,292
Thereafter	10,695,245
Total	18,813,596